AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 96.0%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	7,320,747	$74,159,170
(cost $73,000,816)

Short-Term Investment — 2.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,772,758)	1,772,758	1,772,758

TOTAL INVESTMENTS—98.3% (cost $74,773,574)(wa)		75,931,928

Other assets in excess of liabilities(z) — 1.7%		1,290,828

Net Assets — 100.0%		$77,222,756

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
603	10 Year U.S. Treasury Notes	Jun. 2024	$66,810,519	$280,710
178	10 Year U.S. Ultra Treasury Notes	Jun. 2024	20,400,470	181,152
				461,862
Short Positions:
92	2 Year U.S. Treasury Notes	Jun. 2024	18,812,563	19,165
360	5 Year U.S. Treasury Notes	Jun. 2024	38,525,627	(76,496)
89	20 Year U.S. Treasury Bonds	Jun. 2024	10,718,938	(215,919)
50	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	6,450,000	(84,561)
				(357,811)
				$104,051
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1